Note 5 - Stockholders' Equity- Stock Option Activity (10-K) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Outstanding, number of shares (in shares)	137,276
Outstanding, weighted average exercise price (in dollars per share)	$ 28.35
Outstanding, weighted average remaining contractual term (Year)	8 years 2 months 12 days	9 years 2 months 12 days
Outstanding, aggregate intrinsic value	$ 0
Granted, number of shares (in shares)	0
Granted, weighted average exercise price (in dollars per share)	$ 0
Exercised, number of shares (in shares)	0
Exercised, weighted average exercise price (in dollars per share)	$ 0
Forfeited or expired, number of shares (in shares)	(2,667)
Forfeited or expired, weighted average exercise price (in dollars per share)	$ 22.82
Outstanding, number of shares (in shares)	134,609	137,276
Outstanding, weighted average exercise price (in dollars per share)	$ 28.41	$ 28.35
Exercisable, number of shares (in shares)	97,184
Exercisable, weighted average exercise price (in dollars per share)	$ 32.35
Exercisable, weighted average remaining contractual term (Year)	7 years 10 months 24 days
Exercisable, aggregate intrinsic value	$ 0